Financial Instruments - Schedule of Contractual Principal Payments Due with Final Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures	R$ 40,740	R$ 51,197	R$ 60,873	R$ 60,484
Less than 1 year [Member]
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures
1 to 3 years [Member]
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures	40,740
3 to 5 years [Member]
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures